UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 7

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2015

Date of reporting period:	11/30/2014

Item 1.	Schedule of Investments

Prudential Jennison Value Fund

Schedule of Investments

as of November 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.6%
COMMON STOCKS
Aerospace & Defense — 1.9%
Boeing Co. (The)	99,112	$13,316,688

Airlines — 2.4%
United Continental Holdings, Inc.*	270,411	16,557,266

Auto Components — 1.8%
Lear Corp.	133,827	12,835,348

Automobiles — 1.8%
General Motors Co.	374,276	12,512,047

Banks — 11.6%
Bank of America Corp.	848,810	14,463,722
Citigroup, Inc.	314,336	16,964,714
JPMorgan Chase & Co.	334,017	20,094,463
PNC Financial Services Group, Inc. (The)	103,138	9,021,481
Wells Fargo & Co.	379,030	20,649,554

		81,193,934

Biotechnology — 1.5%
Celgene Corp.*	91,973	10,456,410

Capital Markets — 3.9%
Goldman Sachs Group, Inc. (The)	80,883	15,239,166
Morgan Stanley	334,521	11,768,449

		27,007,615

Chemicals — 1.1%
FMC Corp.	135,990	7,397,856

Communications Equipment — 1.9%
Brocade Communications Systems, Inc.	884,274	10,001,139
JDS Uniphase Corp.*	256,982	3,428,140

		13,429,279

Consumer Finance — 4.0%
Capital One Financial Corp.	87,775	7,302,880
Navient Corp.	482,458	10,112,320
SLM Corp.	1,118,434	10,826,441

		28,241,641

Diversified Financial Services — 1.3%
Voya Financial, Inc.	220,740	9,244,591

Diversified Telecommunication Services — 2.2%
CenturyLink, Inc.	160,311	6,535,879
Vivendi SA (France)	340,762	8,665,818

		15,201,697

Electric Utilities — 1.8%
FirstEnergy Corp.	335,112	12,358,931

Electronic Equipment, Instruments & Components — 2.1%
Flextronics International Ltd.*	1,345,418	14,920,686

Energy Equipment & Services — 1.4%
Halliburton Co.	227,020	9,580,244

Food Products — 3.4%
Bunge Ltd.	104,757	9,508,793
Mondelez International, Inc. (Class A Stock)	357,863	14,028,229

		23,537,022

Health Care Providers & Services — 2.4%
Cigna Corp.	89,717	9,230,982
HCA Holdings, Inc.*	106,111	7,394,876

		16,625,858

Hotels, Restaurants & Leisure — 4.6%
Carnival Corp.	364,331	16,088,857
Hyatt Hotels Corp. (Class A Stock)*	158,557	9,343,764
International Game Technology	417,770	7,114,623

		32,547,244

Independent Power & Renewable Electricity Producers — 2.0%
NRG Energy, Inc.	458,748	14,340,462

Industrial Conglomerates — 1.4%
Siemens AG (Germany), ADR	84,826	10,009,468

Insurance — 4.5%
MetLife, Inc.	274,279	15,252,655
Travelers Cos., Inc. (The)	76,907	8,032,936
XL Group PLC (Ireland)	231,166	8,211,017

		31,496,608

Internet Software & Services — 0.9%
Google, Inc. (Class A Stock)*	11,533	6,332,540

Machinery — 2.2%
Caterpillar, Inc.	67,568	6,797,341
SPX Corp.	98,885	8,868,995

		15,666,336

Media — 3.6%
Comcast Corp. (Class A Stock)	221,528	12,635,957
Liberty Global PLC (United Kingdom) (Class C Stock)*	247,862	12,373,271

		25,009,228

Multiline Retail — 1.2%
Target Corp.	108,928	8,060,672

Oil, Gas & Consumable Fuels — 8.8%
Anadarko Petroleum Corp.	76,272	6,036,929
Chevron Corp.	73,082	7,956,437
Marathon Oil Corp.	367,092	10,616,301
Marathon Petroleum Corp.	102,496	9,233,865
Noble Energy, Inc.	195,776	9,628,264
Occidental Petroleum Corp.	103,250	8,236,252
Suncor Energy, Inc. (Canada)	323,899	10,231,969

		61,940,017

Personal Products — 0.8%
Avon Products, Inc.	553,945	5,417,582

Pharmaceuticals — 8.7%
Actavis PLC*	53,005	14,343,683
Bayer AG (Germany), ADR	71,015	10,657,221
Merck & Co., Inc.	151,633	9,158,633
Mylan, Inc.*	255,651	14,983,705
Teva Pharmaceutical Industries Ltd. (Israel), ADR	210,710	12,006,256

		61,149,498

Road & Rail — 2.5%
Hertz Global Holdings, Inc.*	389,216	9,239,988
Union Pacific Corp.	73,334	8,563,211

		17,803,199

Semiconductors & Semiconductor Equipment — 1.9%
Applied Materials, Inc.	545,447	13,118,000

Software — 1.5%
Microsoft Corp.	225,238	10,768,629

Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	70,217	8,350,908
EMC Corp.	353,080	10,715,978
Hewlett-Packard Co.	316,561	12,364,873
NCR Corp.*	248,764	7,375,852

		38,807,611

TOTAL LONG-TERM INVESTMENTS (cost $461,170,294)		676,884,207

SHORT-TERM INVESTMENT — 3.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $23,817,428)(a)	23,817,428	23,817,428

TOTAL INVESTMENTS — 100.0% (cost $484,987,722)(b)		700,701,635
Other assets in excess of liabilities		226,295

NET ASSETS — 100.0%		$700,927,930

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$488,295,901

Appreciation	223,038,554
Depreciation	(10,632,820)

Net Unrealized Appreciation	$212,405,734

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other significant observable inputs.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$13,316,688	$—	$—
Airlines	16,557,266	—	—
Auto Components	12,835,348	—	—
Automobiles	12,512,047	—	—
Banks	81,193,934	—	—
Biotechnology	10,456,410	—	—
Capital Markets	27,007,615	—	—
Chemicals	7,397,856	—	—
Communications Equipment	13,429,279	—	—
Consumer Finance	28,241,641	—	—
Diversified Financial Services	9,244,591	—	—
Diversified Telecommunication Services	6,535,879	8,665,818	—
Electric Utilities	12,358,931	—	—
Electronic Equipment, Instruments & Components	14,920,686	—	—
Energy Equipment & Services	9,580,244	—	—
Food Products	23,537,022	—	—
Health Care Providers & Services	16,625,858	—	—
Hotels, Restaurants & Leisure	32,547,244	—	—
Independent Power & Renewable Electricity Producers	14,340,462	—	—
Industrial Conglomerates	10,009,468	—	—
Insurance	31,496,608	—	—
Internet Software & Services	6,332,540	—	—
Machinery	15,666,336	—	—
Media	25,009,228	—	—
Multiline Retail	8,060,672	—	—
Oil, Gas & Consumable Fuels	61,940,017	—	—
Personal Products	5,417,582	—	—
Pharmaceuticals	61,149,498	—	—
Road & Rail	17,803,199	—	—
Semiconductors & Semiconductor Equipment	13,118,000	—	—
Software	10,768,629	—	—
Technology Hardware, Storage & Peripherals	38,807,611	—	—
Affiliated Money Market Mutual Fund	23,817,428	—	—

Total	$692,035,817	$8,665,818	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 7

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2015

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date January 19, 2015

*	Print the name and title of each signing officer under his or her signature.